Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Current [Abstract]
Recoverable taxes	$ 202,903		$ 203,503
Services for port, maritime and other operations	57,620		54,288
Employees	3,287		4,495
Insurance claims	842		818
Others	7,369		1,157
Other accounts receivable	272,021		264,261
Non-current [Abstract]
Value added tax recoverable	280,000	[1]	238,000
Other accounts receivable	$ 552,021		$ 502,261

[1]	During the 2021 and 2020, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.